VARIABLE INTEREST ENTITIES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Cost of sales, excluding depreciation and amortization	245.6
Depreciation and amortization	12.9
Costs and Expenses	266.2
Operating earnings	(5.7)
Interest expense	(11.6)
Other income (expense), net	0.1
Reorganization items, net (note 6)	(3.2)
Income tax recovery (expense)	(0.2)
Net earnings (loss)	(36.7)
Other comprehensive income	6.6
Total comprehensive income (loss)	(30.1)
Predecessor [Member]
Cost of sales, excluding depreciation and amortization			718.0		970.7		930.1		890.0	1,456.5
Depreciation and amortization			23.4		112.4		119.3		137.3	159.8
Costs and Expenses			772.9		1,784.2		1,403.0		1,107.4	1,844.3
Operating earnings			24.8		(704.5)		(351.6)		(29.7)	(147.4)
Interest expense			(60.3)		(73.2)		(71.9)		(69.1)	(74.8)
Other income (expense), net			(2.6)		(2.1)		(2.6)		(28.6)	(15.7)
Reorganization items, net (note 6)			666.9		0		0		0	0
Income tax recovery (expense)			1.1		8.4	[1]	19.8	[2]	23.1	90.7
Net earnings (loss)			650.3		(976.6)		(398.2)		(5.6)	(219.0)
Other comprehensive income			(24.7)		(43.3)		6.7
Total comprehensive income (loss)			625.6		(1,019.9)		(391.5)
Powell River Energy Inc [Member]
Sales - affiliate	4.7	[3]
Cost of sales, excluding depreciation and amortization	2.1
Depreciation and amortization	1.9
Costs and Expenses	4.0
Operating earnings	0.7
Interest expense	(2.4)
Interest expense - affiliate	(0.9)	[3]
Other income (expense), net	(0.3)
Reorganization items, net (note 6)	(1.3)
Income tax recovery (expense)	1.1
Net earnings (loss)	(3.1)
Other comprehensive income	0
Total comprehensive income (loss)	(3.1)	[4]
Powell River Energy Inc [Member] | Predecessor [Member]
Sales - affiliate			15.6	[3]	23.4	[3]	20.5	[3]
Cost of sales, excluding depreciation and amortization			5.1		7.0		6.5
Depreciation and amortization			3.9		13.4		7.4
Costs and Expenses			9.0		20.4		13.9
Operating earnings			6.6		3.0		6.6
Interest expense			(7.3)		(8.9)		(8.8)
Interest expense - affiliate			(2.5)	[3]	(2.4)	[3]	(2.1)	[3]
Other income (expense), net			(4.0)		0		0.1
Reorganization items, net (note 6)			55.6		0		0
Income tax recovery (expense)			(11.9)		3.0		1.6
Net earnings (loss)			36.5		(5.3)		(2.6)
Other comprehensive income			0.1		0.1		0.2
Total comprehensive income (loss)			36.6	[4]	(5.2)	[4]	(2.4)	[4]

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations
[2]	Included $19.8 million income tax recovery related to continuing operations and $3.5 million income tax expense related to discontinued operations
[3]	Balances with Catalyst Paper Energy Holdings Inc., a Subsidiary of Catalyst Paper Corporation.
[4]	50% is included in the company's non-controlling interest (deficit) balances.